Amount Due from/(to) Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Amount Due from/(to) Related Parties [Abstract]
Schedule of Trade and Non-trade Related Parties
	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Trade
Amount due from Solar Bina Engineering Sdn. Bhd.	1,119,848	24,727	5,525
Amount due from RL Sunseap Energy Sdn. Bhd.	256,256	1,387,771	310,082
Amount due from Reservoir Link Renewable Sdn. Bhd.	1,699,923	390,000	87,141
	3,076,027	1,802,498	402,748
Non-trade
Amount due from Solar Bina Engineering Sdn. Bhd.	-	400,000	89,375
Amount due from Reservoir Link Energy Bhd.	131,131	217,995	48,709
	131,131	617,995	138,084

Amount due from related parties	3,207,158	2,420,493	540,832

Non-trade
Amount due to Reservoir Link Energy Bhd.	2,474,525	1,514,762	338,456
Amount due to Reservoir Link Sdn. Bhd.	285,388	258,804	57,827
Amount due to Mr. Lee Seng Chi	—	394,500	88,147
Amount due to related parties	2,759,913	2,168,066	484,430

Schedule of Material Transactions with Related Parties
Name of Related Party	Relationship to Us
Solar Bina Engineering Sdn. Bhd.	An entity controlled by our Chief Executive Officer and Director Mr. Lee Seng Chi
Reservoir Link Energy Bhd.	Our largest shareholder
Reservoir Link Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Reservoir Link Renewable Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd.
Lee Seng Chi	Our Chief Executive Officer and Director
RL Sunseap Energy Sdn. Bhd.	Related company with Reservoir Link Energy Bhd.

Schedule of Amount Due from/(to) Related Parties
	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD

Revenue from Solar Bina Engineering Sdn. Bhd.	4,411,489	1,697,072	73,938	16,521
Revenue from Reservoir Link Energy Bhd.	—	—	138,170	30,873
Revenue from RL Sunseap Energy Sdn. Bhd.	4,050,456	2,033,049	2,629,089	587,440
Revenue from Reservoir Link Renewable Sdn. Bhd.	—	1,040,060	3,053,327	682,231
Total revenue from related parties	8,461,945	4,770,181	5,894,524	1,317,065

Purchases from Reservoir Link Renewable Sdn. Bhd.	—	—	2,667	596
Purchases from Solar Bina Engineering Sdn. Bhd.	826	—	—	—
	826	—	2,667	596

Expenses charged to Reservoir Link Energy Bhd.	71,352	93,310	86,864	19,409

Expenses charged by Reservoir Link Energy Bhd.	98,757	102,109	113,063	25,263
Expenses charged by Reservoir Link Sdn. Bhd.	75,035	—	—	—
Expenses charged by Solar Bina Engineering Sdn. Bhd.	—	—	2,356	526
Expenses charged by related parties	173,792	102,109	115,419	25,789

Rental payment to Mr. Lee Seng Chi	102,000	126,000	217,500	48,598

Finance cost charged by Reservoir Link Energy Bhd.	105,060	185,515	177,174	39,588
Finance cost charged by Reservoir Link Sdn. Bhd.	77,473	132,817	(26,583)	(5,940)
Finance cost charged by related parties	182,533	318,332	150,591	33,648

Advances from Reservoir Link Energy Bhd.	2,000,000	—	2,000,000	446,877
Advances from Solar Bina Engineering Sdn. Bhd.	—	—	400,000	89,375
	2,000,000	—	2,400,000	536,252